Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

43 Subsequent events

The following events have occurred in the period between the reporting date and the date of authorisation of these consolidated financial statements.

In 2019 the INVITALIA, the Italian Agency for Inward Investment and Economic Development, owned by the Italian Ministry of Economy, approved the Natuzzi S.p.A. development contract which provided for an investment program against which public support was recognized to the extent of 71.2%, both as contributions and as subsidized financing. At the end of 2020, as a consequence of the COVID pandemic and the related impacts on the production plan, the Parent Company requested an extension of the terms and subsequently, during 2022, a variation of the investment projects. In March 2023, the INVITALIA agency communicated the approval of the changes requested by the Parent Company and quantified the eligible expenses at 31,316 for which the contribution amounts to 8,766 and the subsidized loan at 13,572, equal to a total support of 71.3% of the eligible investments and set the deadline for carrying out the envisaged investments at 31 December 2023. There is no impact on the financial statements as a consequence of the approval of the changes requested by the Parent Company.